COMMITMENTS AND CONTINGENCIES (Details Narrative)						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2026 USD ($)	Jul. 11, 2025 USD ($)	Dec. 16, 2022 USD ($) ft²	Feb. 26, 2020 ft² $ / shares	Apr. 25, 2019 USD ($) ft²	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 02, 2023	Jan. 24, 2023	Oct. 17, 2022
Other Commitments [Line Items]
Loss contingency, damages awarded, value		$ 425,000
Lease description								The Company has operating leases for industrial and commercial buildings and facilities with initial terms of five to seven years, expiring between November 2026 and April 2028, some of which include options to extend the leases.
Total rent						$ 228,000	$ 232,000	$ 679,000	$ 697,000	$ 929,000	$ 942,000
Depreciation expense related to leased assets										154,000	153,000
Interest expense on leased liabilities						3,000	4,000	8,000	14,000	$ 17,000	$ 29,000
Weighted average remaining lease term for operating leases										1 year 7 months 6 days	2 years 7 months 6 days
Weighted average discount rate for operating leases										8.50%	8.80%
Weighted average remaining lease term for finance leases										9 months 18 days	1 year 7 months 6 days
Weighted average discount rate for finance leases										3.40%	1.90%
Agreed for settlement	$ 164,000
Finance lease right-of-use asset												$ 73,000	$ 66,000
Amortization expense related to leased assets						$ 38,000	$ 38,000	$ 117,000	$ 117,000
Equipment [Member]
Other Commitments [Line Items]
Lease term												36 months	36 months	36 months	36 months	36 months
Accutek [Member]
Other Commitments [Line Items]
Area of land | ft²				17,539	45,600
Lease description				The lease for the additional space commenced 30 days following the occupancy date of the additional space and will terminate concurrently with the term of the original lease, which expires on	The Lease has an initial term of seven years and four months and commenced on or about June 28, 2019.
Lease option to extend					The lease contains an option to extend the term for two periods of 24 months each, and the right of first refusal to lease an additional approximate 15,300 square feet.
Escalating lease payment percentage					3.00%
Lease Expiration Date				Nov. 20, 2026
Lease, per rentable square. | $ / shares				$ 0.93
Accutek [Member] | Space [Member]
Other Commitments [Line Items]
Area of land | ft²				16,309
Accutek [Member] | Residential Unit [Member]
Other Commitments [Line Items]
Area of land | ft²				1,230
Accutek [Member] | First Twelve Months [Member]
Other Commitments [Line Items]
Total rent					$ 42,400
Lease Agreement M M Parker Court Associates L L C [Member]
Other Commitments [Line Items]
Area of land | ft²			4,892
Lease description			The lease has an initial term of five years and three months and commenced on or about February 1, 2023.
Escalating lease payment percentage			5.00%
Lease Agreement M M Parker Court Associates L L C [Member] | First Six Months [Member]
Other Commitments [Line Items]
Total rent			$ 2,300
Lease Agreement M M Parker Court Associates L L C [Member] | Next Seven To Twelve Months [Member]
Other Commitments [Line Items]
Total rent			$ 4,700
Subsequent Event [Member] | Kassam [Member]
Other Commitments [Line Items]
Settlement expenses		1,750,000
Cash proceeds from liability		1,150,000
Company contribution towards litigation settlement expenses		600,000
Subsequent Event [Member] | Pearl [Member]
Other Commitments [Line Items]
Cash proceeds from liability		$ 350,000